CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 17,670	$ 47,307
Restricted cash	134	587
Accounts receivable	737
Prepayments and other receivables	21,525	1,562
Cryptocurrency assets	55,077
Current assets for discontinued operations		2,016
Total current assets	95,143	51,472
Non-current assets:
Property and equipment, net	70,199	997
Intangible assets, net	71,931	240
Deposits	99	162
Long-term investments	10,050	14,056
Right-of-use assets	6,166	1,429
Prepayments to related party - non-current	11,504
Other non-current assets	4,455	87
Goodwill	26,569
Non-current assets for discontinued operations		3,660
Total non-current assets	200,973	20,631
TOTAL ASSETS	296,116	72,103
Current liabilities:
Accounts payable	54,438
Amounts due to related parties	8,021	0
Accrued payroll and welfare payable	489	171
Accrued expenses and other current liabilities	18,738	7,498
Operating lease liabilities - current	2,213	569
Income tax payable	498	84
Current liabilities for discontinued operations		2,960
Total current liabilities	84,397	11,282
Non-current liabilities:
Operating lease liabilities - non-current	4,569	890
Non-current liabilities for discontinued operations		81
Total non-current liabilities	4,569	971
TOTAL LIABILITIES	88,966	12,253
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	590,567	412,364
Treasury shares	(21,604)	(21,604)
Accumulated deficit and statutory reserve	(384,867)	(324,351)
Accumulated other comprehensive loss	(2,355)	(4,598)
Total BIT Mining Limited shareholders' equity	181,777	61,833
Non-controlling interests	25,373	(1,983)
Total shareholders' equity	207,150	59,850
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	296,116	72,103
Class A Ordinary shares [Member]
Shareholders' equity:
Ordinary shares, value	$ 36	$ 22